Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents			$ 162,600
Level 3 [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Fair value, measurement recurring basis asset transfers net	$ 0	$ 0	0
Fair Value, Recurring [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Cash equivalents	222,145	52,095
Liabilities	0	0	$ 0
Fair Value, Nonrecurring [Member]
Fair Value Assets Measured on Recurring Basis [Line Items]
Assets	0	0
Liabilities	$ 0	$ 0